Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2019
Summary of Changes in Stock Option Awards [Roll Forward]
Exercised options (in shares)			(12,458)	(9,923)
Additional Disclosures [Abstract]
Stock based compensation expense		$ 103	$ 0	$ 0
Unrecognized stock-based compensation expense		$ 1,700
Unrecognized compensation expense, period of recognition		2 years 10 months 24 days
Stock Options [Member]
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)		76,853
New options awarded (in shares)		0
Expired options (in shares)		(29,312)
Options forfeited (in shares)		0
Exercised options (in shares)		0	(12,000)	(10,000)
Ending balance (in shares)		47,541	76,853
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)		47,541
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share)		$ 34.48
New options awarded (in dollars per share)		0
Expired options (in dollars per share)		35.23
Options forfeited (in dollars per share)		0
Exercised options (in dollars per share)		0
Ending balance (in dollars per share)		$ 34.01	$ 34.48
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding		1 year 4 months 28 days
Exercisable options, weighted average exercise price (in dollars per share)		$ 34.01
Weighted average remaining contractual life, exercisable outstanding		1 year 4 months 28 days
Intrinsic value of vested stock options		$ 0
Stock based compensation expense		$ 0	$ 0	$ 0
New options granted (in shares)		0	0	0
Performance-Based and Service-Based Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Award vesting period		3 years
Additional Disclosures [Abstract]
Stock based compensation expense		$ 103
New options granted (in shares)	68,293
Award vesting period		3 years
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)					700,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term		10 years
Award vesting period		5 years
Additional Disclosures [Abstract]
Award vesting period		5 years
2019 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)		0			700,000
Exercise price as percentage of fair value		100.00%
Shareholding percentage for grant of stock options		10.00%
Option price as percentage of fair value		110.00%